TRANSACTION WITH RELATED PARTIES (Tables)	12 Months Ended
Jun. 30, 2020
TRANSACTION WITH RELATED PARTIES [Abstract]
Balances and Transactions Between Related Parties
Material related party balances and transactions other than reorganization transaction and those disclosed elsewhere in these consolidated financial statements, are given below:

			June 30, 2020
	Note	Relationship with related party	Service delivery revenue	Service delivery expense	Due from related parties	Due to related parties
			(US$’000)
BPO Solutions, Inc.	23.1	Related entity	-	-	-	3,611
Alert Communications, Inc.	23.1	Related entity	164	-	534	-
TRG Marketing Services, Inc.	23.1	Related entity	-	-	19	-
Afiniti International Holdings Limited	23.1	Related entity	53	48	-	198
TRG Holdings, LLC	23.1 & 23.4	Related entity	-	-	-	1,708
The Resource Group International Limited	23.1& 23.7	Parent	-	-	163	-
Third Party Lessor	23.2 & 23.5	Related entity	310	489	147	9
3rd Party Client and Internet Services Provider	23.3	Related entity	764	73	402	179
IBEX Limited Executive Leadership	23.6	Officers	-	-	12	-
TRG (Private) Limited	23.1	Related entity	-	-	-	34
Etelequote	23.1	Related entity	34	-	310	-
			1,325	610	1,587	5,739

			June 30, 2019
	Note	Relationship with related party	Service delivery revenue	Service delivery expense	Due from related parties	Due to related parties
			(US$’000)
BPO Solutions, Inc.	23.1	Related entity	-	-	-	3,611
Alert Communications, Inc.	23.1	Related entity	150	-	370	-
TRG Marketing Services, Inc.	23.1	Related entity	-	-	19	-
Afiniti International Holdings Limited	23.1	Related entity	54	70	-	503
TRG Holdings, LLC	23.1 & 23.4	Related entity	-	-	-	1,913
The Resource Group International Limited	23.1& 23.7	Parent	-	-	162	-
Third Party Lessor	23.2 & 23.5	Related entity	342	77	201	-
3rd Party Client and Internet Services Provider	23.3	Related entity	883	73	451	93
IBEX Holdings Executive Leadership	23.6	Officers	-	-	307	-
TRG (Private) Limited	23.1	Related entity	-	-	-	49
Etelequote	23.1	Related entity	-	-	258	-
			1,429	220	1,768	6,169

			June 30, 2018
	Note	Relationship with related party	Service delivery revenue	Service delivery expense
			(US$’000)
BPO Solutions, Inc.	23.1	Related entity	-	1,287
Alert Communications, Inc.	23.1	Related entity	66	-
TRG Marketing Services, Inc.	23.1	Related entity	-	-
Afiniti International Holdings Limited	23.1	Related entity	109	68
TRG Holdings, LLC	23.1 & 23.4	Related entity	-	-
The Resource Group International Limited	23.1& 23.7	Parent	-	-
Third Party Lessor	23.2 & 23.5	Related entity	291	485
3rd Party Client and Internet Services Provider	23.3	Related entity	1,100	65
TRG (Private) Limited	23.1	Related entity	-	-
			1,566	1,905